  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 6, 1998
                                               SECURITIES ACT FILE NO. 333-48351
                                       INVESTMENT COMPANY ACT FILE NO. 811-08709

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                --------------

                                    FORM N-2

[X] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[_] PRE-EFFECTIVE AMENDMENT NO.

[X] POST-EFFECTIVE AMENDMENT NO. 1

                                     AND/OR

[X] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[X] AMENDMENT NO. 3     (CHECK APPROPRIATE BOX OR BOXES)

                                --------------

                    SALOMON BROTHERS HIGH INCOME FUND II INC
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                --------------

                            SEVEN WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

              REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 (888) 777-0102

                           ROBERT A. VEGLIANTE, ESQ.
                    SALOMON BROTHERS HIGH INCOME FUND II INC
                            SEVEN WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                                 (212) 783-7000
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                --------------

                                   COPIES TO:

         GARY S. SCHPERO, ESQ.                   THOMAS A. DECAPO, ESQ.
       SIMPSON THACHER & BARTLETT         SKADDEN, ARPS, SLATE, MEAGHER & FLOM
          425 LEXINGTON AVENUE                            LLP
        NEW YORK, NEW YORK 10017                   ONE BEACON STREET
             (212) 455-2000                   BOSTON, MASSACHUSETTS 02108
                                                     (617) 573-4800

                                --------------

  This Post-Effective Amendment is being filed for the sole purpose of deregistering 996,667 shares of the Registrant's Common Stock, par value $.001 per share.

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                                   SIGNATURES

  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, HEREUNTO DULY AUTHORIZED, IN THE CITY OF NEW YORK, STATE OF NEW YORK ON THE 6TH DAY OF AUGUST, 1998.

                                          Salomon Brothers High Income Fund II
                                           Inc

                                                   /s/ Heath B. McLendon
                                          By: _________________________________
                                                     HEATH B. MCLENDON
                                                         PRESIDENT

                                                   /s/ Lewis E. Daidone
                                          By: _________________________________
                                                     LEWIS E. DAIDONE
                                                TREASURER & CHIEF FINANCIAL
                                                          OFFICER

  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.

              SIGNATURE                         TITLE                DATE

        /s/ Heath B. McLendon           Chairman of the
-------------------------------------    Board and President    August 6, 1998
          HEATH B. MCLENDON

         * Charles F. Barber            Director
-------------------------------------                           August 6, 1998
          CHARLES F. BARBER

         * Daniel P. Cronin             Director
-------------------------------------                           August 6, 1998
          DANIEL P. CRONIN

           * Riordan Roett              Director
-------------------------------------                           August 6, 1998
            RIORDAN ROETT

        * Jeswald W. Salacuse           Director
-------------------------------------                           August 6, 1998
         JESWALD W. SALACUSE

        /s/ Heath B. McLendon
* By: _______________________________
 HEATH B. MCLENDON, ATTORNEY-IN-FACT